INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	1 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jul. 17, 2021
Warrants exercise price share			$ 0.01
Common Class A [Member]
Ordinary shares, Par Value Per Share			$ 0.0001
Founder Spac [Member]
Sale of units per share	$ 10.15
Warrants exercise price share				$ 0.01	$ 0.01
Founder Spac [Member] | Common Class A [Member]
Ordinary shares, Par Value Per Share				$ 0.0001	$ 0.0001
Warrants exercise price share		$ 11.50				$ 11.50
IPO [Member] | Founder Spac [Member]
Sale of units in initial public offering	31,625,000	31,625,000
Sale of units per share	$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount	$ 316,250,000	$ 316,250,000
IPO [Member] | Founder Spac [Member] | Common Class A [Member]
Sale of units in initial public offering	27,500,000